Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Share Capital and Share Premium

	Number of shares 000s	Share capital £m	Share premium £m

At 1 January 2021	753,258	188	2,620

Issue of ordinary shares – share option schemes	3,544	1	6

Purchase of own shares	–	–	–

At 31 December 2021	756,802	189	2,626

Issue of ordinary shares – share option schemes	1,199	–	7

Purchase of own shares	(42,268)	(10)	–

At 31 December 2022	715,733	179	2,633